Fees Summary	Feb. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 18,078,000
Previously Paid Amount
Total Fee Amount	2,496.58
Total Offset Amount
Net Fee	$ 2,496.58